Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions
Schedule of significant related party transactions

Names of related parties	Relationship with the Group
CyberLink Corp. (CyberLink)	Other related party (Significant influence (Note) over the Company)
CyberLink Inc. (CyberLink-Japan)	Other related party (Subsidiary of CyberLink)

		Six months ended June 30,
	Description	2022	2023
CyberLink	Revenue-others (service revenue)	$14	$11

	December 31, 2022	June 30, 2023
CyberLink	$38	$26
CyberLink-Japan	25	23
	$63	$49

		Six months ended June 30,
	Description	2022	2023
CyberLink	Management service fee	$47	$26

	Six months ended June 30,
	2022	2023
CyberLink-Japan	$48	$44

	Six months ended June 30,
	2022	2023
CyberLink	$—	$390

	December 31, 2022	June 30, 2023
Total lease liabilities	$145	$414
Less: Current portion (shown as ‘current lease liabilities’)	(145)	(216)
	$—	$198

	Six months ended June 30,
	2022	2023
CyberLink	$3	$1

Schedule of key management compensation

	Six months ended June 30,
	2022	2023
Salaries and other short-term employee benefits	$1,111	$1,153
Share-based payment	155	386
Post-employment benefits	6	5
	$1,272	$1,544